Commitments and contingent obligations - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 150,787
2019	151,222
2020	151,453
2021	151,946
2022	146,920
Thereafter	648,775
Operating leases, future minimum payments due	$ 1,401,103